Investments - Narrative (Details) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	May 31, 2023 USD ($)	Dec. 31, 2023 USD ($) advance	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity-method investments		$ 4,482	$ 5,594		$ 4,482	$ 2,984
Purchase of equity method investment			0	$ 2,000	2,000	0
Equity method investment income			784	381	(632)	(63)
Amount loaned			$ 5,035	$ 0	$ 2,600	$ 0
Innventus ESG Fund I, L.P.
Schedule of Equity Method Investments [Line Items]
Investment interest percentage		5.00%	5.00%		5.00%
AeroFlexx, LLC
Schedule of Equity Method Investments [Line Items]
Investment interest percentage		31.00%	31.00%		31.00%	30.00%
Equity-method investments		$ 1,570	$ 1,011		$ 1,570	$ 0
Purchase of equity method investment	$ 2,000
Equity method investment income					$ (430)
Number of working capital advances | advance		5
Amount loaned		$ 2,600